High Yield Bond Portfolio Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg® U.S. Corporate High Yield 2% Issuer Capped Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	8.62%	4.50%	6.52%
Bloomberg® U.S. Aggregate Bond Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
High Yield Bond Portfolio
Prospectus [Line Items]
Average Annual Return, Percent	8.49%	4.06%	5.95%